CONVERTIBLE DEBT - Convertible Debt (Details) € in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Issuance costs	€ (596)	€ (596)
Accretion expense	448	764
Gain on remeasurement of derivative liability	(13)	13
Effect of movement in exchange rates	(641)	(641)
Ending balance	7,968	7,968
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Issuance costs	(596)	(596)
Accretion expense	448
Effect of movement in exchange rates	(491)	(491)
Ending balance	6,648	6,648
Derivative Liability
Disclosure of detailed information about borrowings [line items]
Gain on remeasurement of derivative liability	(13)
Effect of movement in exchange rates	(150)	(150)
Ending balance	€ 1,320	€ 1,320